[Kennedy Covington Letterhead]
Mark R. Busch
704.331.7440
Fax: 704.353.3140
mbusch@kennedycovington.com
January 31, 2008
U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
Attention: Jeffrey P. Riedler

RE:	SEC Comment Letter dated January 18, 2008 Third Wave Technologies, Inc. Registration Statement on Form S-3 filed January 9, 2008 File No. 333-148567
Ladies and Gentlemen:
     On behalf of Third Wave Technologies (the “Company”), this letter responds to the comment in the staff’s comment letter dated January 18, 2008.
     For ease of review, the staff’s comment is repeated below and immediately followed by the Company’s response.
Form S-3
1.	We note that you seek to register 2,315,000 shares, 500,000 of which are issuable pursuant to the terms of certain warrants upon the occurrence of certain events of default and events of failure. It is premature to register resale of those 500,000 shares at this time. Please remove these shares from your registration statement. You may file another registration statement at the time you have determined that these shares are issuable.
     In response to comment 1, the Company has today filed amendment no. 1 to the registration statement removing references to the registration of 500,000 shares of common stock

U.S. Securities and Exchange Commission
January 31, 2008
Pgae 2
issuable pursuant to the terms of certain warrants upon the occurrence of certain events of default and events of failure,
     I hereby confirm on behalf of the Company that:
•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     Should you have any questions with respect to this letter, please call the undersigned at (704) 331-7440.
Very truly yours,
/s/ Mark R. Busch
Mark R. Busch
For the Firm
cc:     Third Wave Technologies, Inc.